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                                                           [LOGO OF METLIFE (R)]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

January 5, 2012

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     First MetLife Investors Insurance Company and
        First MetLife Investors Variable Annuity Account One
        File Nos. 333-96775/811-08306
        (Class A)
        Rule 497(j) Certification
        ------------------------------------------------------

Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated May 1, 2011, as revised and reprinted December 30, 2011 and Statement of Additional Information ("SAI") dated May 1, 2011, as revised December 30, 2011, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 28 for the Account filed electronically with the Commission on December 27, 2011.

If you have any questions, please contact me at (617) 578-4796.

Sincerely,


/s/ Paula Minella
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Paula Minella
Counsel
Metropolitan Life Insurance Company